Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2021, 2022, 2023, 2024, and 2025, and our financial performance for each such fiscal year:

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income ($)	Operating Income ($)(3)
2025	7,995,841	7,259,928	2,990,695	2,937,660	51.98	105.15	759,913,156	47,111,410
2024	8,289,471	8,615,470	3,140,343	3,189,259	56.35	100.05	(1,844,200,000)	269,000,000
2023	7,463,878	1,024,738	2,537,102	(2,078,375)	55.39	103.66	(637,324,000)	337,796,000
2022	7,527,985	(5,584,118)	2,613,905	(118,708)	72.13	106.95	(3,627,535,000)	482,616,000
2021	8,695,925	20,352,010	3,192,227	4,960,520	129.61	138.73	4,254,257,000	500,336,000

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our chief executive officer (CEO) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2025	Norman Schwartz	Roop K. Lakkaraju, Jonathan P. DiVincenzo, Rajat Mehta and James Barry
2024	Norman Schwartz	Roop K. Lakkaraju, Jonathan P. DiVincenzo, Michael Crowley, and Eva Anette Engelhardt
2022 and 2023	Norman Schwartz	Ilan Daskal, Andrew J. Last, Dara Grantham Wright, and Simon May
2021	Norman Schwartz	Ilan Daskal, Andrew J. Last, Dara Grantham Wright, and Michael Crowley

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 Life Sciences Tools & Services Index (the “Peer Group”).
PEO Total Compensation Amount	$ 7,995,841	$ 8,289,471	$ 7,463,878	$ 7,527,985	$ 8,695,925
PEO Actually Paid Compensation Amount	$ 7,259,928	8,615,470	1,024,738	(5,584,118)	20,352,010
Adjustment To PEO Compensation, Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for fiscal year 2025, as adjusted as follows:

	2025
Adjustments	CEO	Average Non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(6,315,549)	(2,044,387)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	6,812,966	2,151,262
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(716,957)	(115,558)
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(516,373)	(44,351)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0
TOTAL ADJUSTMENTS	(735,913)	(53,034)
	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and an expected life calculated by taking the difference between the expected life as of the grant date and the time since the grant date and dividing the result by the stock-to-strike ratio as of the revaluation date. Volatility and risk-free interest rates are determined as of the revaluation date based on the expected life period. The expected dividend rate used is 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025 and prior fiscal years.
Non-PEO NEO Average Total Compensation Amount	$ 2,990,695	3,140,343	2,537,102	2,613,905	3,192,227
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,937,660	3,189,259	(2,078,375)	(118,708)	4,960,520
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for fiscal year 2025, as adjusted as follows:

	2025
Adjustments	CEO	Average Non-CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(6,315,549)	(2,044,387)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	6,812,966	2,151,262
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(716,957)	(115,558)
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(516,373)	(44,351)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0
TOTAL ADJUSTMENTS	(735,913)	(53,034)
	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and an expected life calculated by taking the difference between the expected life as of the grant date and the time since the grant date and dividing the result by the stock-to-strike ratio as of the revaluation date. Volatility and risk-free interest rates are determined as of the revaluation date based on the expected life period. The expected dividend rate used is 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025 and prior fiscal years.
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid (CEO)	Avg. Compensation Actually Paid (Non-CEO NEO)
Company TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income

Compensation Actually Paid (CEO)	Net Income (billions)
Avg. Compensation Actually Paid (Non-CEO NEO)

Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Operating Income

Compensation Actually Paid (CEO)	Operating Income (millions)
Avg. Compensation Actually Paid (Non-CEO NEO)

Tabular List, Table

PAY VERSUS PERFORMANCE TABULAR LIST
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:
•Operating Income; and
•Sales.
For additional details regarding our most important financial performance measures, please see the sections titled “Incentive Bonus Plan, or IBP (Cash-Based Incentive Program)” and “Equity Compensation” in our Compensation Discussion and Analysis (CD&A) elsewhere in this Proxy Statement.

Total Shareholder Return Amount					129.61	$ 72.13	$ 55.39	$ 56.35	$ 51.98
Peer Group Total Shareholder Return Amount					138.73	$ 106.95	$ 103.66	$ 100.05	$ 105.15
Net Income (Loss)	$ 759,913,156	$ (1,844,200,000)	$ (637,324,000)	$ (3,627,535,000)	$ 4,254,257,000
Company Selected Measure Amount	47,111,410	269,000,000	337,796,000	482,616,000	500,336,000
PEO Name	Norman Schwartz	Norman Schwartz	Norman Schwartz	Norman Schwartz	Norman Schwartz
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Non-GAAP Measure Description	Operating Income is a GAAP measure. We selected operating income as the Company Selected Measure because, among other things, operating income is a significantly weighted measure under our cash based-incentive bonus plan.
Measure:: 2
Pay vs Performance Disclosure
Name	Sales
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (735,913)
PEO | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,315,549)
PEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,812,966
PEO | Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(716,957)
PEO | Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(516,373)
PEO | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,034)
Non-PEO NEO | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,044,387)
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,151,262
Non-PEO NEO | Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,558)
Non-PEO NEO | Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,351)
Non-PEO NEO | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0